Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income Taxes	Income Taxes
The effective income tax rate for operations in the consolidated statements of income differs from statutory Canadian tax rates as a result of the following:

	For the year ended December 31,
	2023	2022
	%	%
Income tax expense at statutory Canadian rates	25.5	25.2
Increase (decrease) resulting from:
Rate differential on foreign income	(4.2)	(1.7)
Research and development and other tax credits	(1.0)	(0.6)
Non-deductible expenses and non-taxable income	0.5	(0.5)
Adjustments to prior year tax returns	0.8	0.1
Other	0.9	1.5
	22.5	24.0
Current income tax expense of $141.6 (2022 - $121.3) are from ongoing operations and major components of deferred income tax recovery are as follows:

	For the year ended December 31,
	2023	2022
	$	$
Origination and reversal of timing differences	(44.9)	(45.7)
Unrecognized tax losses and temporary differences	0.3	2.6
Change of tax rates	4.2	0.3
Recovery arising from previously unrecognized tax assets	(5.2)	(0.4)
Deferred income tax recovery	(45.6)	(43.2)

Significant components of net deferred tax assets (liabilities) are as follows:

	December 31, 2023	December 31, 2022
	$	$
Deferred tax assets (liabilities)
Lease liabilities	152.3	159.4
Differences in timing of taxability of revenue and deductibility of expenses	156.4	99.9
Loss and tax credit carryforwards	33.6	30.0
Other	1.7	1.9
Employee defined benefit plan	(14.2)	(14.2)
Carrying value of property and equipment in excess of tax cost	(25.3)	(18.3)
Carrying value of intangible assets in excess of tax cost	(129.5)	(130.9)
Lease assets	(106.8)	(110.8)
	68.2	17.0

The following is a reconciliation of net deferred tax assets (liabilities):

	December 31, 2023	December 31, 2022
	$	$
Balance, beginning of the year	17.0	(29.2)
Tax effect on equity items	8.3	(14.4)
Impact of foreign exchange	(4.4)	(1.3)
Deferred taxes acquired through business combinations	1.7	18.7
Tax recovery during the year recognized in net income	45.6	43.2
Balance, end of the year	68.2	17.0
At December 31, 2023, all loss carryforwards and deductible temporary differences available to reduce the taxable income of Canadian, US, and foreign subsidiaries were recognized in the consolidated financial statements, except as noted below.

	December 31, 2023	December 31, 2022
	$	$
Deductible temporary differences	—	0.1
Non-capital tax losses:
Expire (2024 to 2043)	7.2	29.7
Never expire	41.9	41.8
	49.1	71.5
Capital tax losses:
Never expire	7.7	7.8
	56.8	79.4

Deferred tax assets have not been recognized in respect of these temporary differences and losses, as well as foreign tax credits of $3.9 (2022 - $4.0), because they are restricted to certain jurisdictions and cannot be used elsewhere in the Company at this time.

The OECD introduced a global minimum tax of 15% which is widely referred to as the "Pillar Two" global minimum tax regime (Pillar Two tax regime). Under the Pillar Two tax regime, the Company may be liable to pay top-up taxes for operations in jurisdictions with effective tax rates of less than 15%, that have enacted the legislation. The Company is expected to be within the scope of the Pillar Two tax regime as Canada released draft Pillar Two legislation which is expected to come into effect in 2024. As of December 31, 2023, the United Kingdom and the European Union are the only jurisdictions the Company operates in that have enacted or substantively enacted the tax legislation related to Pillar Two.

The Company is currently in the process of assessing the potential impact, including the application of the transitional safe harbor rules. Based on the current assessment, most entities within the Company are expected to either have an effective tax rate that exceeds 15%, or to meet the transitional safe harbor rules such that no top-up tax would apply. The quantitative impact of the enacted or substantively enacted legislation is not yet reasonably estimable due to the complexities of applying the legislation. Also, as the Pillar Two legislation comes into effect after December 31, 2023, there is currently no related current tax exposure. The Company will continue to monitor the developments in applying the legislation as well as the tax legislative changes in jurisdictions the Company operates in.